Stockholders Equity (Tables)	9 Months Ended
Sep. 30, 2023
Stockholders Equity
Summary of Warrants
	September 30,	December 31,
(In number of shares)	2023	2022
Lind Warrant with exercise price of $0.90	2,304,147	-
Public warrant with exercise price of $4.25	897,000	897,000
Private warrant with exercise price of $4.675	39,000	39,000
Private warrant with exercise price of $1.65	53,333	-
Total	3,293,480	936,000